SHARE-BASED COMPENSATION - Compensation costs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SHARE-BASED COMPENSATION
Total	¥ 378,374	¥ 167,613	¥ 185,604
Facilitation, origination and servicing expenses
SHARE-BASED COMPENSATION
Total	40,070	64,658	75,152
Sales and marketing expenses
SHARE-BASED COMPENSATION
Total	1,503	(118)	(375)
General and administrative expenses
SHARE-BASED COMPENSATION
Total	¥ 336,801	¥ 103,073	¥ 110,827